Interest income calculated using the effective interest method	12 Months Ended
Dec. 31, 2022
Interest income calculated using the effective interest method
Interest income calculated using the effective interest method

33. Interest income calculated using the effective interest method

Interest income in the consolidated income statement comprises the interest accrued in the year on all financial assets with an implicit or explicit return, calculated by applying the effective interest method, irrespective of measurement at fair value through other comprehensive income, and the adjustment to interest income as a result of hedge accounting.

The breakdown of the interest income calculated using the effective interest method items earned in 2020, 2021 and 2022 is as follows:

	2020	2021	2022

Cash and balances with the Central Bank	1,951	1,471	2,587
Loans and advances to credit institutions	412	1,714	1,523
Loans and advances to customers	84,290	74,695	93,594
Debt instruments	14,643	15,472	19,788
Hedging financial derivatives	2,432	340	5,370
Other interest income	249	353	1,234
	103,977	94,045	124,096